Intangible assets (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Intangible assets
Beginning balance	€ 210,439	€ 181,485
Ending balance	213,501	210,439
Historical cost
Intangible assets
Beginning balance	254,714	223,505
Additions	3,126	32,309
Disposals	(2,179)	(311)
Net foreign exchange differences	2,113	(789)
Ending balance	257,774	254,714
Impairment
Intangible assets
Beginning balance	(44,275)	(42,020)
Amortization	(2,034)	(2,627)
Disposals	2,159	311
Net foreign exchange differences	(123)	61
Ending balance	(44,273)	(44,275)
Brands
Intangible assets
Beginning balance	172,334	172,334
Ending balance	172,334	172,334
Brands | Historical cost
Intangible assets
Beginning balance	177,387	177,387
Ending balance	177,387	177,387
Brands | Impairment
Intangible assets
Beginning balance	(5,053)	(5,053)
Ending balance	(5,053)	(5,053)
Trademarks and patents
Intangible assets
Beginning balance	31,848	2,862
Ending balance	34,276	31,848
Trademarks and patents | Historical cost
Intangible assets
Beginning balance	43,242	13,486
Additions	1,396	30,521
Disposals	(98)	(24)
Net foreign exchange differences	2,075	(741)
Ending balance	46,615	43,242
Trademarks and patents | Impairment
Intangible assets
Beginning balance	(11,394)	(10,624)
Amortization	(937)	(837)
Disposals	98	24
Net foreign exchange differences	(106)	43
Ending balance	(12,339)	(11,394)
Software
Intangible assets
Beginning balance	3,232	1,806
Ending balance	3,604	3,232
Software | Historical cost
Intangible assets
Beginning balance	26,489	24,704
Additions	1,338	889
Transfer from construction in progress	111	1,201
Disposals	(31)	(287)
Net foreign exchange differences	18	(18)
Ending balance	27,925	26,489
Software | Impairment
Intangible assets
Beginning balance	(23,257)	(22,898)
Amortization	(1,078)	(664)
Disposals	31	287
Net foreign exchange differences	(17)	18
Ending balance	(24,321)	(23,257)
Intangible assets in progress
Intangible assets
Beginning balance	770	1,225
Ending balance	1,051	770
Intangible assets in progress | Historical cost
Intangible assets
Beginning balance	770	1,225
Additions	392	843
Transfer from construction in progress	(111)	(1,298)
Ending balance	1,051	770
Other
Intangible assets
Beginning balance	2,255	3,258
Ending balance	2,236	2,255
Other | Historical cost
Intangible assets
Beginning balance	6,826	6,703
Additions		56
Transfer from construction in progress		97
Disposals	(2,050)
Net foreign exchange differences	20	(30)
Ending balance	4,796	6,826
Other | Impairment
Intangible assets
Beginning balance	(4,571)	(3,445)
Amortization	(19)	(1,126)
Disposals	2,030
Ending balance	€ (2,560)	€ (4,571)